SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits	$ 122,680	$ 71,300
Prepaid VAT	10,090	7,821
Prepaid legal fees	330,429	43,712
Prepaid insurance	571,424	(0)
Prepaid other	40,480	78,460		250
Prepaid expenses and other current assets	$ 1,075,103	$ 201,293	[1]	$ 250

[1]	Derived from audited information